Property, Plant and Equipment (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Property, Plant and Equipment

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2020 and June 30, 2020 consist of the following:

	December 31,	June 30,
	2020	2020
Cost:
Land	538,397	538,397
Building	$94,912	$94,912
Leasehold improvements	21,648	21,648
Motor vehicle	28,735	-
	683,692	654,957
Less: accumulated depreciation	(28,554)	(25,536)
Foreign exchange translation	(12,412)	(82,755)
Property, plant and equipment, net	$642,726	$546,666

During the six months period ended December 31, 2020 and 2019, the Company recorded depreciation of $3,018 and $14,556, respectively.

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at June 30, 2020 and 2019 consist of the following:

	June 30,	June 30,
	2020	2019
Cost:
Land	$538,397	$538,397
Building	94,912	94,912
Leasehold improvements	21,648	21,648
Plant and equipment	-	90,492
Furniture and fittings	-	32,207
	654,957	777,656
Less: accumulated depreciation	(25,536)	(106,284)
Foreign exchange translation	(82,755)	(81,879)
Property, plant and equipment, net	$546,666	$589,493

During the year ended June 30, 2020 and 2019, the Company recorded depreciation of $1,364 and $14,456, respectively.

During the year ended June 30, 2020, the plant and equipment with a carrying amount of $27,600 was written off.